Document and Entity Information	Jun. 18, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	Jun. 08, 2018